SEC Registration Nos.
002-56809 and 811-2633

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 58    XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 58                               XX

First Variable Rate Fund for Government Income
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4881

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
X	On April 30, 2013, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

Calvert INVESTMENTS

an Ameritas company

April 30, 2013

	Class (Ticker)		
Calvert First Government Money Market Fund	**O** (FVRXX)	**B** (FGBXX)	**C** (FVCXX)

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert First Government Money Market Fund Prospectus
April 30, 2013

TABLE OF CONTENTS

		Page
FUND SUMMARY	(This section summarizes Fund fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1
Calvert First Government Money Market Fund		1
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)	4
MORE INFORMATION ON INVESTMENT STRATEGIES	(This section provides details on Fund investment strategies.)	5
PORTFOLIO HOLDINGS		5
MANAGEMENT OF FUND INVESTMENTS	(This section provides details on Fund investment managers.)	5
About Calvert		5
Advisory Fees		5
SHAREHOLDER INFORMATION	(This section provides details on how to purchase and sell Fund shares, how shares are valued, and information on dividends, distributions and taxes.)	5
How to Buy Shares		6
Getting Started – Before You Open an Account		6
Choosing a Share Class		6
Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges		6
Distribution and Service Fees		7
How to Open an Account (Class O Shares)		7
How Shares are Priced		8
When Your Account will be Credited		8
How to Sell Shares		9
Other Calvert Features/Policies (Exchanges, Market Timing Policy, etc.)		10
Dividends, Capital Gains and Taxes		12
FINANCIAL HIGHLIGHTS	(This section provides selected information from the financial statements of the Fund.)	13
Calvert First Government Money Market Fund		14

INVESTMENT OBJECTIVE

The Fund is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests only in U.S. Government obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Fund seeks to maintain a constant net asset value of $1.00 per share. The Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Class O	Class B	Class C
Maximum sales charge (load) on	None	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load)	None	5.00%	1.00%
(as a % of amount purchased or
redeemed, whichever is lower) [1]

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
	Class O	Class B	Class C
Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	None	1.00%	1.00%
Other expenses	0.30%	1.63%	0.89%
Total annual fund operating expenses	0.80%	3.13%	2.39%
Less fee waiver and/or expense	—	(1.13%)	(0.39%)
reimbursement [2]
Net expenses	0.80%	2.00%	2.00%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit net annual fund operating expenses through April 30, 2014. Direct net operating expenses will not exceed 2.00% for Class B and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class O Shares	$82	$255	$444	$990
Class B Shares:
Expenses assuming redemption	$703	$1,260	$1,742	$2,808
Expenses assuming no redemption	$203	$860	$1,542	$2,808
Class C Shares:
Expenses assuming redemption	$303	$708	$1,240	$2,697
Expenses assuming no redemption	$203	$708	$1,240	$2,697

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests in money market instruments issued by the U.S. Treasury, such as U.S. Treasury bills and U.S. Treasury notes and bonds having short-term maturities, or by U.S. Government agencies and instrumentalities (collectively referred to as “U.S. Government obligations”). The Fund may invest in these securities directly or through repurchase agreements and variable-rate demand notes. All investments generally must comply with applicable money market fund requirements, including Rule 2a-7 of the Investment Company Act of 1940.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Management Risk. The individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 1

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. The Fund seeks to minimize credit risk by investing primarily in securities that are considered to be of high quality. The Fund also may limit the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.

Variable Rate Demand Note (“VRDN”) Risk. Investments in VRDNs involve credit risk with respect to the obligor/guarantor providing the Fund with the credit and liquidity support for the tender option. While the Fund invests only in VRDNs of high-quality issuers, or which are supported by high-quality financial institutions, it is still possible that an obligor/guarantor could default on its obligations.

Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund’s performance over time with that of a peer average.

The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class O returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon redemption of the Fund’s Class B and Class C shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	3/31/07	1.14%
Worst Quarter (of periods shown)	6/30/10	0.00%

Average Annual Total Returns
(as of 12/31/2012) (with maximum
sales charge deducted, if any)	1Year	5 Years	10 Years
Class O	0.01%	0.51%	1.50%
Class B	-4.99%	0.03%	0.86%
Class C	-0.99%	0.23%	0.85%
Lipper U.S. Government Money	0.01%	0.37%	1.40%
Market Funds Average

For current yield information, call 800-368-2745, or visit Calvert’s website at www.calvert.com.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value (“NAV”) determined after receipt of your request in good order. The Fund is valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share.

Unless you are exchanging Class B shares or Class C shares of another Calvert fund, you may only purchase Class O shares of the Fund.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 2

Class O Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares

New Accounts (include	Calvert, P.O. Box 219544, Kansas
application):	City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739, Kansas
(include investment slip):	City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares

By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 3

MORE INFORMATION ON FEES AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

Subject to certain exceptions, the contingent deferred sales charge (“CDSC”) imposed on the proceeds of Class B or Class C shares of the Fund redeemed within certain time periods after purchase is a percentage of the net asset value at the time of purchase or redemption, whichever is less.

A contingent deferred sales charge of up to 5% is imposed on the proceeds of Class B shares according to the CDSC schedule of the Fund in which the Class B shares were originally purchased.

For Class C shares, a 1.00% CDSC is imposed on shares sold within one year. There is no charge on redemptions of Class C shares held for more than one year.

See “How to Buy Shares/Choosing a Share Class/Class B”, “How to Buy Shares/Choosing a Share Class/Class C” and “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges” in this Prospectus.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of the Fund’s advisory fee, see “Advisory Fees” in this Prospectus. The administrative fee (as a percentage of the Fund’s net assets) paid by the Fund for the most recent fiscal year is as follows.

Calvert First Government Money Market Fund       0.25%

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a shareholder. The Example in the Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of a contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments (if applicable), and taxes. The Fund does not expect to incur a material amount of interest expense during the fiscal year.

The Fund has an expense offset arrangement with a custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund’s uninvested cash balances. These credits are used to reduce the Fund’s expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor’s obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item “Less fee waiver and/or expense reimbursement” in the fee table in the Fund Summary. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the “Financial Highlights” in this Prospectus as the difference between the line items “Expenses Before Offsets” and “Net Expenses.”

See “Investment Advisor” in the Fund’s Statement of Additional Information (“SAI”) for more information.

EXAMPLE

The Example in the Fund Summary also assumes that you reinvest all dividends and distributions.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 4

MORE INFORMATION ON INVESTMENT STRATEGIES

Variable Rate Demand Instruments. Variable rate demand instruments are taxable or tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value plus any accrued interest upon demand. The securities also pay interest at a variable rate, which typically resets on a daily, weekly, or monthly basis. The combination of the demand and rate reset features cause the securities to trade at their face value. Some variable rate demand instruments can have “conditional” liquidity, so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other variable rate demand instruments can have “unconditional” liquidity, so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate without a mandatory tender. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments in which the Fund may invest – e.g., “synthetic” variable rate demand instruments – have certain features, such as call features, that make it possible that the Fund will realize capital gains.

PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at www.sec.gov.

In addition, the Fund discloses month-end portfolio holdings information on www.calvert.com within five business days after the end of each month and files more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP will be made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains.

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the Fund’s SAI.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (“Calvert” or the “Advisor”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Fund. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2013, Calvert was the investment advisor for 44 mutual fund portfolios and had over $12.5 billion in assets under management.

ADVISORY FEES

The aggregate annual advisory fee paid to Calvert by the Fund for the most recent fiscal year as a percentage of the Fund’s average daily net assets was 0.25%. The advisory fee does not include administrative fees.

A discussion regarding the basis for the approval by the Board of Trustees of the Fund’s investment advisory agreement is available in the Fund’s most recent Annual Report covering the fiscal year ended December 31.

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert’s client services department at 800-368-2748.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 5

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts.

Unless you are exchanging Class B shares or Class C shares of another Calvert fund, you may only purchase Class O shares of the Fund.

Choosing a Share Class

The Fund has three classes of shares, Class O, B, and C. Investors may purchase Class O directly. Class B and Class C may be purchased only by exchange from the same class of another Calvert Fund.

Class O

Class O shares are sold with no front-end sales charge at the time of purchase and no back-end sales charge when they are redeemed. Class O has no distribution plan under Rule 12b-1.

Class B

Class B shares may be purchased only by exchange from Class B shares of another Calvert Fund. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge of up to 5% upon redemption, determined in accordance with the CDSC schedule of the original Fund. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you and is retained by Calvert Investment Distributors, Inc. (“CID”), the Fund’s distributor. See “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges” below. Class B has a distribution plan under Rule 12b-1.

Class B shares will automatically convert to Class O shares according to the conversion schedule of the Class B shares of the original Fund. The shares so converted will no longer be subject to the higher expenses borne by Class B shares.

Class C

Class C shares may be purchased only by exchange from Class C shares of another Calvert Fund. Class C shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge of 1% upon redemption within one year of the purchase of the Class C shares in the original Fund. The deferred sales charge is deducted from the redemption proceeds otherwise payable to you and is retained by CID. See “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges” below. Class C has a distribution plan under Rule 12b-1.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as discussed above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B shares will be waived in the following circumstances:

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders aged 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 6

• The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code of 1986, as amended (“Code”).

• Involuntary redemptions of accounts under procedures set forth by the Fund’s Board of Trustees.

• A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder’s account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

Distribution and Service Fees

The Board of Trustees has adopted a plan for Classes B and C of the Fund under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows the Fund to pay annual distribution fees of 0.75% for the sale and distribution of its shares. The distribution plan also allows the Fund to pay service fees of 0.25% to persons (such as your financial professional) for services provided to shareholders. See “Method of Distribution” in the SAI for further discussion of these services. Because these fees are paid out of Class assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The following table shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Class for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund’s Board of Trustees. The fees are based on average daily net assets by Class.

Maximum Payable under the Plan / Amount Actually Paid
Class O	None / None*
Class B	1.00% / 1.00%**
Class C	1.00% / 1.00%***

* Class O does not have a distribution plan under Rule 12b-1. However, from its own resources, CID may pay broker/dealers service fees of up to 0.01% of the Class O average daily net assets maintained by such broker/dealers.

** Class B pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1.00%. The service fee begins to accrue in the 13th month after purchase. Class B shares may be purchased only by exchange from Class B shares of another Calvert Fund. See “How to Buy Shares – Choosing a Share Class.”

*** Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1.00%. These fees begin to accrue in the 13th month after purchase. Class C shares may be purchased only by exchange from Class C shares of another Calvert Fund. See “How to Buy Shares – Choosing a Share Class.”

How to Open an Account (Class O Shares)

Complete and sign an application for each new account (the application is available at www.calvert.com or by calling 800-368-2748). For more information, contact your financial professional or Calvert’s client services department at 800-368-2748.

Please see the Fund Summary above with respect to the minimum investment amount to open an account and the minimum amount for subsequent investments. The Fund may charge a $2 service fee on additional purchases of less than $250. The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Subsequent Investments (Class O Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert, P.O. Box 219739, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 7

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, the Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

HOW SHARES ARE PRICED

The price of shares is based on the Fund’s NAV. The NAV is computed by adding the value of the Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each class will be calculated separately. Securities held by the Fund are valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1.00 per share.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. Eastern Time). The Fund is open for business each day the NYSE is open.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below.

All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert’s office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Earning Dividends

If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 8

• The Fund name and account number.

• The amount of the transaction (in dollars or shares).

• Signatures of all owners exactly as registered on the account (for mail requests).

• Signature guarantees (if required).*

• Any supporting legal documentation that may be required.

• Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

The Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/ dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account by telephone or mail on any day the Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written during the hold period will be returned for uncollected funds.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

The Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 9

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, and the number of shares or the dollar amount you are redeeming, and how you want the money sent to you. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting

You may redeem shares in your account by writing a draft for at least $250. If you complete and return the signature card for draftwriting, the Fund will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. The Fund will charge a service fee of $25 for drafts returned for insufficient or uncollected funds and for any stop payments on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert money market accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/ dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

OTHER CALVERT FEATURES / POLICIES

Website

For 24 hour performance and pricing information, visit www.calvert.com or call 800-368-2475.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 10

The information on our website is not incorporated by reference into this Prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when completing an application to open your Class O account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date to an existing account, the Fund requires a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer

You may purchase Class O shares or sell Class O, Class B or Class C shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new Class O shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase Class O shares, or redeem or exchange Class O, Class B or Class C shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

For Class O, B and C shares, complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, except that exchanges from Class O shares of the Fund may generally be made into Class A, C or I shares of another Calvert Fund. The exchange must satisfy the minimum investment amount for that Calvert Fund, and shares initially purchased without a sales charge generally will be subject to the appropriate sales charge. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

The Fund and CID reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. The Fund and CID also may modify any terms or conditions of purchase of shares of the Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 11

Market Timing

The Fund’s Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing. The Fund is a series of First Variable Rate Fund for Government Income (“FVRF”), which believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a fund’s investment strategies. In addition, market timing can disrupt the management of a fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market-timing activity.

This Market Timing Policy does not apply to money market funds but may apply to other funds that may be offered by FVRF in the future.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with Calvert with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

Please maintain a balance in each of your Fund accounts of at least $2,000 per class. If the balance in your Class O account falls below the minimum during a month, a low balance fee of $3 per month may be charged to your account.

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which the Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS AND TAXES

The Fund accrues dividends daily and pays them monthly from its net investment income. Net investment income consists of interest income and dividends, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used. Dividend and distribution payments will vary between classes.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 12

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Federal Taxes

In January, the Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five (5) fiscal years. The Fund’s fiscal year end is December 31. Certain information reflects financial results for a single share by Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable back-end sales charge. The information has been derived from the Fund’s financial statements, which were audited by KPMG LLP. Their report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 13

CALVERT FIRST GOVERNMENT MONEY MARKET FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
CLASS O SHARES	2012	2011	2010
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	**	**	**
Net realized and unrealized gain (loss)	—	—	—
Total from investment operations	**	**	**
Distributions from:
Net investment income	(**)	(**)	(**)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.01%	.01%	.01%
Ratios to average net assets: A
Net investment income	.01%	.01%	.01%
Total expenses	.80%	.78%	.75%
Expenses before offsets	.17%	.18%	.32%
Net expenses	.16%	.18%	.32%
Net assets, ending (in thousands)	$93,915	$110,172	$124,697

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
CLASS O SHARES		2009	2008
Net asset value, beginning		$1.00	$1.00
Income from investment operations:
Net investment income		.001	.024
Net realized and unrealized gain (loss)		—	—
Total from investment operations		.001	.024
Distributions from:
Net investment income		(.001)	(.024)
Net asset value, ending		$1.00	$1.00

Total return*		.13%	2.42%
Ratios to average net assets: A
Net investment income		.13%	2.39%
Total expenses		.73%	.72%
Expenses before offsets		.61%	.72%
Net expenses		.61%	.71%
Net assets, ending (in thousands)		$138,034	$205,970

See notes to financial highlights.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 14

CALVERT FIRST GOVERNMENT MONEY MARKET FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
CLASS B SHARES	2012	2011	2010
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	**	**	**
Net realized and unrealized gain (loss)	—	—	—
Total from investment operations	**	**	**
Distributions from:
Net investment income	(**)	(**)	(**)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.01%	.01%	.01%
Ratios to average net assets: A
Net investment income	—	.01%	.01%
Total expenses	3.13%	2.80%	2.51%
Expenses before offsets	.17%	.18%	.32%
Net expenses	.17%	.18%	.32%
Net assets, ending (in thousands)	$827	$1,182	$1,377

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
CLASS B SHARES		2009	2008
Net asset value, beginning		$1.00	$1.00
Income from investment operations:
Net investment income		**	.011
Net realized and unrealized gain (loss)		—	—
Total from investment operations		**	.011
Distributions from:
Net investment income		(**)	(.011)
Net asset value, ending		$1.00	$1.00

Total return*		.01%	1.13%
Ratios to average net assets: A
Net investment income		.03%	1.08%
Total expenses		2.24%	2.25%
Expenses before offsets		.71%	2.01%
Net expenses		.71%	1.99%
Net assets, ending (in thousands)		$2,723	$3,899

See notes to financial highlights.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 15

CALVERT FIRST GOVERNMENT MONEY MARKET FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
CLASS C SHARES	2012	2011	2010
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	**	**	**
Net realized and unrealized gain (loss)	—	—	—
Total from investment operations	**	**	**
Distributions from:
Net investment income	(**)	(**)	(**)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.01%	.01%	.01%
Ratios to average net assets: A
Net investment income	.01%	.02%	.01%
Total expenses	2.39%	2.36%	2.33%
Expenses before offsets	.17%	.17%	.32%
Net expenses	.16%	.16%	.32%
Net assets, ending (in thousands)	$2,207	$2,696	$2,611

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
CLASS C SHARES		2009	2008
Net asset value, beginning		$1.00	$1.00
Income from investment operations:
Net investment income		**	.011
Net realized and unrealized gain (loss)		—	—
Total from investment operations		**	.011
Distributions from:
Net investment income		(**)	(.011)
Net asset value, ending		$1.00	$1.00

Total return*		.01%	1.10%
Ratios to average net assets: A
Net investment income		.01%	1.04%
Total expenses		2.14%	2.21%
Expenses before offsets		.74%	2.01%
Net expenses		.74%	1.99%
Net assets, ending (in thousands)		$3,445	$5,031

See notes to financial highlights.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 16

NOTES TO FINANCIAL HIGHLIGHTS
A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
*	Total return is not annualized for periods of less than one year.
**	Net investment income and distributions were less than $.001 per share.

CALVERT FIRST GOVERNMENT MONEY MARKET FUND PROSPECTUS 17

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

PRINCIPAL UNDERWRITER
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund, including a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for the Fund is incorporated into this Prospectus by reference, which means it is legally considered to be part of this Prospectus.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

The Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address: www.calvert.com

You can review and copy information about the Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-02633 First Variable Rate Fund for Government Income

Printed on recycled paper using soy inks

Calvert Investments®

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

Calvert First Government Money Market Fund

4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Class (Ticker)

O (FVRXX)     B  (FGBXX)     C  (FVCXX)

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

                This Statement of Additional Information (“SAI”) is not a prospectus. Investors should read the SAI in conjunction with the Prospectus of Calvert First Government Money Market Fund (“the Fund”) dated April 30, 2013. The Fund’s audited financial statements, included in its most recent Annual Report to Shareholders, are expressly incorporated by reference and made a part of this SAI.  The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address or calling the Fund, or visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Principal Investment Policies and Risks	2
Non-Principal Investment Policies and Risks	3
Additional Risk Disclosure	5
Investment Restrictions	5
Dividends, Distributions, and Taxes	6
Net Asset Value	7
Calculation of Yield	7
Purchase and Redemption of Shares	7
Trustees and Officers	8
Investment Advisor	15
Administrative Services Agent	16
Method of Distribution	16
Transfer and Shareholder Servicing Agents	17
Portfolio Transactions	18
Portfolio Holdings Disclosure	18
Personal Securities Transactions	21
Proxy Voting Disclosure	21
Process for Delivering Shareholder Communications to the Board of Trustees	21
Independent Registered Public Accounting Firm and Custodians	22
General Information	22
Control Persons and Principal Holders of Securities	22
Fund Service Providers	23
Appendix A -- Global Proxy Voting Guidelines
Appendix B -- Corporate Bond and Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

In pursuing its investment objective of earning the highest possible yield consistent with safety, liquidity, and preservation of capital, the Fund invests solely in debt obligations issued or guaranteed by the United States (“U.S.”), its agencies or instrumentalities, assignments of interest in such obligations, and commitments to purchase such obligations. The Fund may invest in these securities directly or through repurchase agreements with, or variable-rate demand notes issued by, recognized securities dealers and banks.

                Some of the types of Government securities the Fund buys may be sold at a premium which is not backed by a Government guarantee. Premiums are amortized over the life of the security; however, if a security should default or be prepaid, the Fund could realize as a loss the unamortized portion of such premium.

                All of the Fund's investments maturing in more than 397 days from the date of investment will have a variable rate feature under which the yield is adjusted periodically based upon changes in money market rates such as the prime rate. Such adjustments will be made at least semi-annually. Variable rate securities minimize the wide fluctuations in capital value that represent the traditional drawback to such long-term investments; but this also means that should interest rates decline, the amount of return paid by the Fund will decline and the Fund will forego the opportunity of capital appreciation on its portfolio securities.

U.S. Government-Backed Obligations

The Fund may invest in debt and mortgage-backed securities issued by the U.S. Treasury, the Government National Mortgage Association ("GNMA"), commonly known as Ginnie Maes, and other U.S. Government-backed obligations.

                Ginnie Maes. Ginnie Maes are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

                U.S. Treasury Obligations. Direct obligations of the United States Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

Other U.S. Government Obligations. The Fund may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

U.S. Government-Sponsored Obligations

                The Fund may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), commonly known as Fannie Maes and Freddie Macs, respectively.

Fannie Mae and Freddie Mac. Unlike GNMA certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

In September 2008, the Federal Housing Finance Agency ("FHFA") placed FNMA and FHLMC into conservatorship, with the objective of returning the entities to normal business operations; FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

It is not known when or how the conservatorships will be terminated or what changes to FNMA and FHLMC’s business structures will be made during or following the termination of the conservatorships.  However, the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted on July 21, 2010, required the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships, including such options as the gradual winding-down and liquidation of FNMA and FHLMC or the privatization of such firms.  On February 11, 2011, the Treasury and the U.S. Department of Housing and Urban Development released their report to Congress on reforming America’s housing finance market. The report provides that the Obama Administration will work with FHFA to determine the best way to responsibly reduce FNMA’s and FHLMC’s role in the market and ultimately wind down both firms.

2

Variable Rate Obligations and Demand Notes

                The Fund may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Variable rate obligations can have an interest rate fixed to a known lending rate, such as the LIBOR Index or SIFMA Index, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in the Fund and, consequently, of Fund shares. However, if interest rates decline, the yield of the Fund will decline, causing the Fund and its shareholders to forego the opportunity for capital appreciation of the Fund’s investments.

The Fund may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the paying agent and/or dealer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

Repurchase Agreements

                Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest.  Repurchase agreements are short-term money market investments, designed to generate current income.  The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk.  In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund’s Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may bear a maturity in excess of one year, repurchase agreements are generally for periods of less than one year.  Repurchase agreements not terminable within seven days are considered illiquid.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

Reverse Repurchase Agreements

The Fund may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into  reverse repurchase agreements only when the interest income expected to be earned on the obligation in which the Fund plans to invest the proceeds exceeds the amount the Fund will pay in interest to the other party to the agreement, plus all costs associated with the transaction. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

                During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account, an amount of cash, U.S. Government securities, or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

3

                The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreement, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees.

Obligations with Puts Attached

                The Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put."

Swap Agreements

                The Fund may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks.  The Fund will only enter into swap agreements for hedging purposes.  The counterparty to any swap agreements must meet credit guidelines as determined by the Advisor.

                The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect in its forecasts of market variables, the investment performance of the Fund may be less favorable than it would have been if this investment technique were not used.

                Credit default swaps are one type of swap agreement that the Fund may invest in. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer makes regular fixed payments in return for a contingent payment by the seller upon either (i) the occurrence of an observable credit event that affects the issuer of a specified bond or (ii) a change in the credit spread of a specified bond. The contingent payment may compensate the protection buyer for losses suffered as a result of the credit event.  If the protection seller defaults on its obligation to make the payment, the Fund would bear the losses resulting from the credit event.  The Fund will only invest in credit default swaps for hedging purposes.

Illiquid Securities

The Fund may not invest more than 5% of the value of its net assets in securities that at the time of the purchase are illiquid. The Advisor will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the securities, and the Fund might be able to sell restricted or other illiquid securities promptly or at reasonable prices.

Notwithstanding the above, the Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the Securities Act. If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 5% limit on illiquid investments. The Board has adopted guidelines as part of the Valuation Procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities. The Board retains sufficient oversight and is ultimately responsible for the determinations.

Restricted securities will be priced at fair value as determined in accordance with procedures adopted by the Fund's Board.

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ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

            In 2008 and through early 2009, the financial services industry and the securities markets generally were materially and adversely affected by significant declines in the values of nearly all asset classes and by a serious lack of liquidity. In 2011 and 2012, concerns about European sovereign debt risk and its impact on the European banking system, and about U.S. growth and uncertainty regarding U.S. fiscal policies, resulted, at times, in significant volatility. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

In light of current conditions in the U.S. and global financial markets and the U.S. and global economy, legislators, the presidential administration and regulators have continued their increased focus on the regulation of the financial services industry.  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Legislation or regulation may also change the way in which the Fund is regulated.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

                The Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined under the Investment Company Act of 1940, as amended (the “1940 Act”).

(1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby) or domestic bank money market instruments.

(3) The Fund may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed).

(4) The Fund may not underwrite the securities of other issuers, except to the extent that the purchase of obligations, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be an underwriting.

(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

(6) The Fund may not lend any security or make any loan, including engaging in repurchase agreements, if as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Under the interpretation of the staff of the Securities and Exchange Commission ("SEC"), "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

The Fund may invest up to 10% of its net assets in reverse repurchase agreements.

Under current law, the Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and

12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Funds may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.

5

Nonfundamental Investment Restrictions

                The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund may not purchase common stocks, preferred stocks, warrants, or other equity securities.

(2) The Fund will not make any purchases of securities if borrowing exceeds 5% of total assets.

(3) The Fund may not sell securities short.

(4) The Fund may not write or purchase put or call options.

(5) With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

Any investment restriction (other than those regarding borrowings and illiquid holdings) that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

                The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason it should fail to qualify, it would be taxed as a corporation, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used.  Capital loss carryforwards as of December 31, 2012, for the Fund were $20.

Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid.  However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

The Fund is required to withhold 28% of any reportable dividends and long-term capital gain distributions paid if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406 (a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount of dividends withheld.

                Certain shareholders are, however, exempt from the backup withholding requirement.  Shareholders exempt from backup withholding include: corporations; financial institutions, tax-exempt organizations; individual retirement plans; the U.S., a state, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to backup withholding but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding should call or write the Fund for further information.

                Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Shareholders will be notified of the percentage of the income derived from U.S. Government obligations.  Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

6

NET ASSET VALUE

                Shares of the Fund are issued and redeemed at the net asset value ("NAV") per share of the Fund.  The Fund attempts to maintain a constant NAV of $1.00 per share. The NAV per share of the Fund is computed by dividing the total net assets (the value of the Fund's total assets, net of liabilities including accrued expenses and fees), by the total number of shares outstanding for each class. The NAV is calculated separately for each class.  The NAV is determined every business day as of the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time).  The Fund does not determine NAV on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The Fund's assets, including securities subject to repurchase agreements and commitments to purchase securities on a when-issued basis, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

CALCULATION OF YIELD

                From time to time, the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. Yield is calculated separately by class.  The "yield" refers to the actual income generated by an investment in the Fund over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the NAV per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The “effective yield” is calculated like yield, but assumes reinvestment of earned income.  The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.  The Fund's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

Effective yield = (base period return + 1)365/7 -1

For the seven-day period ended December 31, 2012, the Fund's yield and effective yield were as follows:

	Yield	Effective Yield
Class O	0.01%	0.01%
Class B	0.01%	0.01%
Class C	0.01%	0.01%

                The Fund's yield fluctuates in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating the Fund's performance in meeting its investment objective.

PURCHASE AND REDEMPTION OF SHARES

                The Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders.  Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order, as defined in the prospectus.  The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

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The Fund has no  arrangement with any person to permit frequent purchases and redemptions of Fund shares.

Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund’s transfer agent with any redemption request.  This could result in delays.  If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case another person later presents the original certificates. No certificates will be issued for fractional shares.

                Draft writing is available for the Fund (Class O).  Class O shareholders wishing to use the draft writing service should complete the signature card enclosed with the Investment Application. The draft writing service is not available for Class B and Class C shares. The draft writing service will be subject to the customary rules and regulations governing checking accounts, and the Fund reserves the right to change or suspend the service. As a service to shareholders, the Fund may automatically transfer the dollar amount necessary to cover drafts you have written on the Fund to your account from any other of your identically registered accounts in Calvert money market funds. The Fund may charge a fee for this service.

                When a payable through draft ("check") is presented to the Custodian for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the draft will be redeemed at the NAV next determined. If there are insufficient shares in the shareholder's account, the draft will be returned.

Drafts presented for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days will not be honored. Shareholders redeeming shares by telephone, electronic funds transfer or written request will receive dividends through the date that the redemption request is received; shareholders redeeming shares by draft will receive dividends through the date such draft is presented to the Fund for payment.

The Fund has filed a notice of election with the SEC pursuant to Rule 18f-1 under the 1940 Act. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the NAV of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

See the Prospectus for additional details on purchases and redemptions.

TRUSTEES AND OFFICERS

                The Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services.  Business information about the Trustees and Officers as well as information regarding the experience, qualifications, attributes and skills of the Trustees is provided below.  “Independent Trustees” refers to those Trustees who are not interested persons as that term is defined in the 1940 Act and the rules thereunder.

Position

Position

# of Calvert

Other

Directorships

Name &

with

Start

Principal Occupation

Portfolios

During Last

Age

Fund

Date

During Last 5 Years

Overseen

5 Years

INDEPENDENT TRUSTEES
RICHARD L. BAIRD, JR. AGE: 64	Trustee	1976	President and CEO of Adagio Health Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	26	None
8

Position

Position

# of Calvert

Other

Directorships

Name &

with

Start

Principal Occupation

Portfolios

During Last

Age

Fund

Date

During Last 5 Years

Overseen

5 Years

DOUGLAS E. FELDMAN, M.D. AGE: 64	Trustee	1982	Partner of The Feldman ENT Group in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	10	None
JOHN G. GUFFEY, JR. AGE: 64	Trustee	1976	President of Aurora Press Inc., a privately held publisher of trade paperbacks.	26	• Ariel Funds (3) (through 12/31/11) • Calvert Social Investment Foundation • Calvert Ventures, LLC

M. CHARITO KRUVANT

AGE: 67	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	30	• Acacia Federal Savings Bank • Summit Foundation • WETA Public Broadcasting
9

Position

Position

# of Calvert

Other

Directorships

Name &

with

Start

Principal Occupation

Portfolios

During Last

Age

Fund

Date

During Last 5 Years

Overseen

5 Years

ANTHONY A. WILLIAMS

AGE: 61

Trustee

2010

CEO and Executive Director of the Federal City Council (7/12 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (9/11 to present); Executive Director of Global Government Practice at the Corporate Executive Board (1/10 to 1/12); William H. Bloomberg Lecturer in Public Management at the Harvard Kennedy School (since 2009); Director of State and Municipal Practice at Arent Fox LLP (6/09 to 1/10); Chief Executive Officer of Primum Public Realty Trust (2007-2008); Mayor of Washington D.C. (1999-2007).

12

					• Freddie Mac • Meruelo Maddux Properties, Inc. • Weston Solutions, Inc. • Bipartisan Debt Reduction Task Force • Chesapeake Bay Foundation • Catholic University of America • Urban Institute

INTERESTED TRUSTEES

BARBARA J. KRUMSIEK* AGE: 60

	Trustee & President	1997	President, Chief Executive Officer and Chair of Calvert Investments, Inc.	46	• Calvert Social Investment Foundation • Pepco Holdings, Inc. • Acacia Life Insurance Company (Chair) (through 4/29/12) • Griffin Realty LLC
D. Wayne Silby, Esq.*

AGE: 64

	Trustee & Chair	1976	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility.	26	• Ameritas Mutual Holding Company • Calvert Social Investment Foundation • ImpactAssets, Inc. • Studio School Fund • Syntao.com China (HK) • The ICE Organization

10

Position

Position

Principal Occupation

During Last 5 Years

Name &

with

Start

Age

Fund

Date

OFFICERS
KAREN BECKER Age: 60	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds.
SUSAN walker Bender, Esq. AGE: 54	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President, Assistant Secretary, and Associate General Counsel of Calvert Investments, Inc.
THOMAS A. DAILEY AGE: 48	Vice President	2004	Vice President of the Advisor and lead portfolio manager for Calvert’s taxable and tax-exempt money market funds and municipal funds.
MATTHEW DUCH AGE: 37	Vice President	2011	Vice President of the Advisor (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.
IVY WAFFORD DUKE, Esq. AGE: 44	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Investments, Inc., and Chief Compliance Officer for the Advisor and Calvert Investment Distributors, Inc.
PATRICK FAUL AGE: 48	Vice President	2010

Vice President of the Advisor since 2008, and Head of Credit Research for the Advisor since 2009. Prior to 2009, Mr. Faul was Co-Head of Credit Research (2008) and a Senior Securities Analyst (prior to 2008) for the Advisor.

TRACI L. GOLDT AGE: 39	Assistant Secretary	2004	Electronic Filing and Administrative Operations Manager (since 2011) and Executive Assistant to General Counsel (prior to 2011), Calvert Investments, Inc.
HUI PING HO, CPA Age: 48	Assistant Treasurer	2000	Assistant Treasurer and Tax Compliance Manager of Calvert Investments, Inc.
LANCELOT A. KING, Esq. AGE: 42	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
AUGUSTO DIVO MACEDO, Esq. AGE: 50	Assistant Vice President & Assistant Secretary	2007	Assistant Vice President, Assistant Secretary, and Assistant Counsel Compliance of Calvert Investments, Inc.
11

Position

Position

Principal Occupation

During Last 5 Years

Name &

with

Start

Age

Fund

Date

ANDREW K. NIEBLER, Esq. AGE: 45	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary & Associate General Counsel of Calvert Investments, Inc.
CATHERINE P. ROY AGE: 57	Vice President	2004	Senior Vice President of the Advisor and Chief Investment Officer – Fixed Income.
William M. Tartikoff, Esq. AGE: 65	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Investments, Inc.
NATALIE A. TRUNOW age: 45	Vice President	2008

Senior Vice President of the Advisor and Chief Investment Officer - Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) for the Global Public Markets Group of General Motors Asset Management.

Ronald M. Wolfsheimer, CPA AGE: 60	Treasurer	1979	Executive Vice President and Chief Financial and Administrative Officer of Calvert Investments, Inc.
MICHAEL V. YUHAS JR., CPA AGE: 51	Fund Controller	1999	Vice President of Fund Administration of Calvert Investment Administrative Services, Inc.

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund's Advisor and certain affiliates.  Mr. Silby is an interested person of the Fund since he is a Director of the parent company of the Fund's Advisor.

The address of the Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC  20009. As of March 31, 2013, the Trustees and Officers as a group own less than 1% of the Fund's outstanding shares.

Additional Information about the Trustees

The Board of Trustees believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion.  The Board of Trustees has also considered the contributions that each Trustee can make to the Board and the Fund.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:  Mr. Baird, experience as a chief executive officer of a non-profit corporation; Dr. Feldman, experience as the managing partner of a private medical practice, experience in academia and medical leadership experience; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Ms. Kruvant, experience as a chief executive officer of a private company and experience as a board member of various organizations; Mr. Williams, experience as the mayor of the District of Columbia and as a board member of various organizations; Ms. Krumsiek, leadership roles within the Advisor and certain of its affiliates and experience as a board member of various organizations; and Mr. Silby, experience as a director and officer of private companies and experience as a board member of various organizations.  References to the experience, qualifications, attributes and/or skills of the Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Trustee or on the Board by reason thereof.

12

Board Structure

The Board of Trustees is responsible for overseeing the management and operations of the Fund.  The Board consists of five Independent Trustees and two Trustees who are interested persons of the Fund.  D. Wayne Silby, who is an interested person of the Fund, serves as Chairperson of the Board. The Board of Trustees has two standing Committees: the Governance Committee and the Audit Committee. Each of the Governance Committee and Audit Committee is chaired by an Independent Trustee and composed solely of Independent Trustees. Although the Board has not designated a lead independent trustee, the Chair of the Governance Committee acts as a liaison between Fund management and the Independent Trustees.  In addition, the Chairs of the Governance Committee and Audit Committee work with Fund management in formulating agendas for Board and Committee meetings.

Through the Governance and Audit Committees, the Independent Trustees consider and address important matters involving the Fund, including those presenting conflicts or potential conflicts of interest for Fund management. The Independent Trustees also regularly meet outside the presence of Fund management and are advised by independent legal counsel. The Fund’s Board of Trustees has determined that its committees help ensure that the Fund has effective and independent governance and oversight.  The Board of Trustees has also determined that its leadership structure is appropriate.

The Governance Committee addresses matters of fund governance, including policies on Trustee compensation, and Board and Committee structure and responsibilities; the functions of the Governance Committee of the Board also include those of a Nominating Committee, e.g.,  initiation and consideration of the nominations for the appointment or election of Independent Trustees of the Board. These matters were addressed in meetings held 4 times in the past fiscal year. The current members of the committee are Ms. Kruvant and Messrs. Baird, Feldman, Guffey and Williams, each an Independent Trustee.

The Audit Committee approves and recommends to the Board independent public accountants to conduct the annual audit of the Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with the Fund’s independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control.  This committee met 5 times in the past fiscal year. The current members of this Committee are Ms. Kruvant and Messrs. Baird, Feldman, Guffey and Williams, each an Independent Trustee.

The Board of Trustees has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for the Fund, in connection with the Board’s annual consideration of the renewal of the Fund’s investment advisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Fund is the Board’s oversight of the risk management of the Fund’s investment programs and business affairs.  The Fund is subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Fund, the Advisor and other service providers to the Fund have implemented various processes, procedures and controls to identify risks to the Fund, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board of Trustees exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Portfolios, the Board of Trustees requires management of the Advisor and the Fund, including the Fund’s Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and the Audit Committee receive regular reports from the Fund’s independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Fund’s CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Fund’s CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Fund, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Fund’s securities.  The Board also receives reports from the Fund’s primary service providers regarding their operations as they relate to the Fund.

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Trustees’ Ownership of Fund Shares

The Trustees owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2012:

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Independent Trustees
Richard L. Baird, Jr.	None	> $100,000
Douglas E. Feldman	None	$1 - $10,000
John G. Guffey, Jr.	$10,001 - $50,001	> $100,000
M. Charito Kruvant	None	$50,001 - $100,000
Anthony A. Williams	None	None
Interested Trustees
Barbara J. Krumsiek	None	> $100,000
D. Wayne Silby	$10,001 - $50,001	> $100,000

                Trustees not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan.  Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets and net income per share.

Trustees’ Compensation

Trustee Compensation Table

First Variable Rate Fund for Government Income

                The following table (unaudited numbers) sets forth information describing the compensation of each Trustee for his/her services to the Fund for the Fund’s most recent fiscal year ended December 31, 2012, and to all of the portfolios in the Fund Complex.

Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund and Fund Complex Paid to Trustees***
Richard L. Baird, Jr.** (Trustee)	$1,735	$997	$164,600
Douglas E. Feldman (Trustee)	$1,764	$0	$86,000
John G. Guffey, Jr.** (Trustee)	$1,231	$62	$131,500
M. Charito Kruvant** (Trustee)	$1,948	$0	$187,000
Anthony A. Williams (Trustee)	$1,600	$0	$110,500
Barbara J. Krumsiek* (Trustee and President)	$0	$0	$0
D. Wayne Silby, Esq.*, ** (Trustee and Chair)	$1,251	$0	$137,500
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*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a Director of the parent company of the Advisor.

**Messrs. Baird, Guffey and Silby and Ms. Kruvant have chosen to defer a portion of their compensation. As of December 31, 2012, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $620,338; $468,280; $753,130; and $551,718; for each of them, respectively.

***As of December 31, 2012, the Fund Complex consisted of forty-four (44) Funds.

                Trustees not employed by the Advisor or its affiliates may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any Calvert Fund through the Trustees’ Deferred Compensation Plan. Management believes this will have a negligible effect on the Fund’s assets, liabilities, net assets, and net income per share.

INVESTMENT ADVISOR

                The Fund's Investment Advisor is Calvert Investment Management, Inc. (“Calvert” or the "Advisor"), a subsidiary of Calvert Investments, Inc., which is a subsidiary of Ameritas Mutual Holding Company.

Under the Investment Advisory Agreement with respect to the Fund, the Advisor provides investment advice to the Fund and oversees the day-to-day operations, subject to the supervision and direction of the Fund’s Board of Trustees. The Advisor provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are employees of the Advisor or its affiliates.  The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Trustees, executive officers and employees of the Fund who are not employees of the Advisor or its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the Prospectus, the Fund has an expense offset arrangement with a custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund’s uninvested cash balances.  These credits are used to reduce Fund expenses.  Because the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater cash balances at the custodian, since it receives the benefit of any expense offset credit.  The Board of Trustees periodically reviews and evaluates the expense offset agreement.

                Under the Investment Advisory Agreement, for its services, the Advisor receives an annual fee, payable monthly, of 0.25% of the first $500 million of the average daily net assets of the Fund; 0.225% of the next $400 million of such assets; 0.20% of the next $400 million of such assets; 0.175% of the next $700 million of such assets; and 0.15% on all assets in excess of $2 billion.

The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse the Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services.  The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of the Fund, except as noted in the Fund’s Prospectus.  The Fund offers multiple classes of shares; investment advisory fees are allocated as a Fund level expense based on net assets.

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The following chart shows the Investment Advisory fees paid to the Advisor by the Fund for the past three fiscal years:

2010	2011	2012
$334,619	$305,065	$264,930

The Advisor reimbursed the Fund as follows:

Class	2010*	2011*	2012*
Class O	$558,821	$706,408	$649,546
Class B	$44,902	$35,132	$28,825
Class C	$53,664	$53,693	$51,661

*The Advisor voluntarily reimbursed expenses of $558,821, $34,455, and $45,014; $706,408, $24,498, and $44,991; and $649,546, $17,847, and $42,752  to maintain a positive yield during the years ended December 31, 2010, December 31, 2011, and December 31, 2012 for Class O, B, and C shares, respectively.

ADMINISTRATIVE SERVICES AGENT

                Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs, including the preparation of regulatory filings and shareholder reports.  For providing such services, CIAS receives an annual administrative fee payable monthly (as a percentage of average daily net assets) of 0.25% for each of Classes O, B and C of the Fund.

The following chart shows the administrative fees paid to CIAS by the Fund for the past three fiscal years:

2010	2011	2012
$334,619	$305,065	$264,930

Administrative fees are allocated as a class-level expense based on net assets.

METHOD OF DISTRIBUTION

                Calvert Investment Distributors, Inc. ("CID") is the principal underwriter and distributor for the Fund. Under the terms of its underwriting agreement with the Fund, CID markets and distributes the Fund’s shares, and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

                Pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C of the Fund have adopted Distribution Plans (the "Plans") which permit them to pay certain expenses associated with the distribution and servicing of shares. Such expenses may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively.  Class O has no Plan.  The Plans reimburse CID at a set rate regardless of CID’s expenses.  Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons, and, for Class B, interest and finance charges.

                The Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such independent Trustees.  In establishing the Plans, the Trustees considered various factors, including the anticipated amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the affected class and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

                The Plans may be terminated by vote of a majority of the independent Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class. If the Funds should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CID and the new principal underwriter.  Any change in the Plans that would materially increase the distribution cost to the affected class requires approval of the shareholders of that class; otherwise, the Plans may be amended by the Trustees, including a majority of the independent Trustees as described above.  Each Plan will continue in effect for successive one-year terms provided that such continuance is annually approved by (i) the vote of a majority of the Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees.

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As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Fund as part of the annual operating expenses).  In addition to these payments, the Advisor, CID and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor, CID and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time. As of March 31, 2013, the Advisor, CID and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Ameritas Life Insurance Corp., Charles Schwab & Co., Inc., CUSO, Fidelity, First Ameritas Life Insurance Corp., J.P. Morgan, LPL Financial Services, BMO Harris Bank, Merrill Lynch, Morgan Stanley, National Financial Services, LLC, Pershing, Raymond James, SunGard Institutional Brokerage Inc., Thrivent Financial for Lutherans, UBS Financial Services, Union Central Life Insurance Company and Wells Fargo Advisors. Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers.  The Advisor does not use Fund brokerage to compensate broker/dealers for the sale of Fund shares.

The Fund has entered into an agreement with CID as principal underwriter.  CID makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CID is entitled to receive a distribution fee from the Fund paid through the Plans of Classes B and C based on the average daily net assets of each respective class.  CID receives any contingent deferred sales charge ("CDSC") paid. The fees are paid pursuant to the Fund's Plan. Total Plan expenses paid to CID by the Fund for the fiscal year ended December 31, 2012, were $9,755 for Class B and $23,249 for Class C.

For the fiscal year ended December 31, 2012, the Plan expenses were spent for the following purposes:

	Class B	Class C
Compensation to broker/dealers	$2,439	$22,375
Compensation to sales personnel	$0	$0
Advertising	$0	$0
Printing and mailing of prospectuses
to other than current shareholders	$0	$0
Compensation to underwriters	$0	$0
Interest, financial charges	$0	$0
Other	$0	$0

                The aggregate amount of sales charges (underwriting commissions) for the last three fiscal years were:

Class B	2010	2011	2012
	$0	$0	$0

Class C	2010	2011	2012
	$220	$2,743	$184

TRANSFER AND SHAREHOLDER SERVICING AGENTS

                Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

                Calvert Investment Services, Inc. ("CIS"), an affiliate of the Advisor, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

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For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CIS receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires. CIS may contract, at the Fund's expense, with subagents to provide recordkeeping and subaccounting services to the Fund.

The following chart shows the shareholder servicing fees paid to CIS by the Fund for the past three fiscal years:

2010	2011	2012
$100,888	$88,840	$76,932

PORTFOLIO TRANSACTIONS

The Advisor places orders with broker/dealers for the Fund’s portfolio transactions. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers.  Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund’s Advisor makes investment decisions and selects brokers and dealers under the direction and supervision of the Board of Trustees.

Broker/dealers who execute transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's obligation to seek best execution.  The Fund has adopted a policy that prohibits the Advisor from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

The Fund paid no brokerage commissions on portfolio transactions in the last three fiscal years. As of December 31, 2012, the Fund held no securities of its "regular broker/dealers" (as defined in the 1940 Act) or of the parents of those broker/dealers.

PORTFOLIO HOLDINGS DISCLOSURE

                The Fund has adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding the Fund's portfolio holdings.

Publicly Available Portfolio Holdings

Information regarding the Fund’s portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com  website. This information may be the Fund's complete portfolio holdings, such as those disclosed in its Semi-Annual or Annual Reports and filed with the SEC on Form N-CSR or in its quarterly holding report filed with the SEC on Form N-Q after the Fund’s first and third quarters. In addition, The Fund discloses month-end portfolio holdings information on the Calvert website www.calvert.com/fundProfile.html?fund=202&fundOwner=C within five business days after the end of each month and files more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP is made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains. From time to time, the Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. The Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

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Non-Public Portfolio Holdings

The Fund's Disclosure Policy, as described generally below, allows the disclosure of the Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients.  Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Investments, Inc., a representative from the Administrator may provide the Fund’s non-public portfolio holdings to a recognized rating and ranking organization, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about the Fund’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g.,  a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

The Fund’s partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Fund and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Investments, Inc. (or his designee) (“Authorized Individual”); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient’s need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither the Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund's Board of Trustees.  The Fund’s Board of Trustees shall also receive annual reports from Fund management on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities to whom information about the Fund’s portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Ameritas Investment Partners, Inc.	Portfolio Holdings	Quarterly
Aris Corporation	Portfolio Holdings	Quarterly
Asset Consulting Group	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bank of Oklahoma Trust Company	Portfolio Holdings	Quarterly
Baybridge Consulting	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Bloomberg	Portfolio Holdings	Monthly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Cambridge Associates	Portfolio Holdings	Quarterly
Cammack Larhette Consulting/ Cammack Larhette Securities	Portfolio Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Disabato Advisers, LLC	Portfolio Holdings	Quarterly
Evaluation Associates	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
First Horizon National Corp.	Portfolio Holdings	Quarterly
Fulton Financial/Claremont Investments	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
HC Asset Management	Portfolio Holdings	Quarterly
Hewitt	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
Investment Company Institute	Portfolio Holdings (Money Market Funds Only)	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Mees Pierson	Portfolio Holdings, Portfolio Characteristics, Asset Allocation	Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Millennium Trust Company	Portfolio Holdings	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morningstar	Portfolio Holdings	Monthly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
New York State Common Retirement Fund	Portfolio Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
RiskMetrics Group	Portfolio Holdings	Daily
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
SG Corporate & Investment Banking	Portfolio Holdings	Monthly
Sierra Fund	Portfolio Holdings	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Advisors	Portfolio Holdings	Quarterly
Thompson Reuters/ Lipper	Portfolio Holdings	Monthly
TRUSCO	Portfolio Holdings	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Watson Wyatt	Portfolio Holdings	Quarterly
Wells Fargo Advisors	Portfolio Holdings, Portfolio Characteristics	Quarterly
Wells Fargo Private Client Group	Portfolio Holdings	Quarterly
Wilshire Associates	Portfolio Holdings	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly
Wurts and Associates	Portfolio Holdings	Quarterly
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PERSONAL SECURITIES TRANSACTIONS

                The Fund, its Advisor, as applicable, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the investment personnel of the Advisor, to invest in securities that may be purchased or held by a Fund. The Code of Ethics contains certain conditions such as pre-clearance and restrictions on use of material information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines for Calvert Family of Funds. The Guidelines include the policies and procedures that the Fund uses in determining how to vote proxies relating to Fund securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES

Any shareholder who wishes to send a communication to the Board of Trustees of a Fund should send the communication to the attention of the Fund's Secretary at the following address:

                Calvert Funds

                Attn: [Name of Fund] Secretary

                4550 Montgomery Avenue

                Suite 1000N

                Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates.  After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Trustees.

In its function as a nominating committee, the Governance Committee of the Board of Trustees will consider any candidates for vacancies on the Board from any shareholder of the Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund.  Shareholders of the Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee. A shareholder wishing to recommend to the Governance Committee of the Fund a candidate for election as a Trustee may request the Fund's Policy for the Consideration of Trustee Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Fund's Board of Trustees, then the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund's Secretary at the address above.  Communications to individual Trustees or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIANS

                KPMG LLP serves as independent registered public accounting firm for the Fund.  State Street Bank & Trust Company, N.A. serves as custodian of the Fund's investments. M&T Bank also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

GENERAL INFORMATION

First Variable Rate Fund for Government Income is an open-end management investment company, organized as a Massachusetts business trust on February 24, 1976.  The Trust has one series, the Calvert First Government Money Market Fund, which is diversified.  The Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

                Each share of the Fund represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board of Trustees. The Fund offers three separate classes of shares: Class O, Class B and Class C.  Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, resulting in differing NAVs and distributions. Upon the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to the series available for distribution.

                The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract.  As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                As of March 31, 2013, to the Fund’s knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Fund as shown:

Name and Address	% of Ownership

American Enterprise Investment Services	11.71% of Class B
FBO #41999970
Minneapolis, MN

IRA Joan Flynn	10.78% of Class B
Bennington, VT

Audrey B Snyder	9.77% of Class B
Millstone, NJ

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Curt Karbum	6.80% of Class B
Ventura, CA

First Clearing LLC	5.80% of Class B
St. Louis, MO

First Clearing LLC	18.72% of Class C
St. Louis, MO

Mary Lou Amenta	7.17% of Class C
Bolton, CT

Terence A. Cornelius	6.25% of Class C
Seattle, WA

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR

Calvert Investment Management, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

Shareholder ServiceS AGENT

Calvert Investment Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Investment Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

ADMINISTRATIVE SERVICE AGENT

Calvert Investment Administrative Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania 19103

CUSTODIAN

State Street Bank & Trust Company, N.A.

225 Franklin Street

Boston, Massachusetts 02110

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CUSTODIAN (cash assets)

M&T Bank

25 South Charles Street

Baltimore, Maryland  21203

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APPENDIX A

GLOBAL PROXY VOTING GUIDELINES

FOR

CALVERT FAMILY OF FUNDS

I.              Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate sustainability and social responsibility.  The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners.  The sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

•         Long-Term Value.  Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

•         Accountability.   Corporate management must be accountable to many interests, including investors, stakeholders, and regulators.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

•           Sustainability.   Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

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On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”).   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and is also available on the Securities and Exchange Commission’s website at www.sec.gov.

II.            CORPORATE GOVERNANCE

A.            Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

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Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

•         The Fund advisor will oppose  slates of directors without at least a majority of independent directors.

•         The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

•         The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•         The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

•         The Fund advisor will oppose  slates of directors that result in a board that does not include both women and people of color.

•         The Fund advisor will support  proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

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Board Accountability

•         The Fund advisor will oppose  slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

•         The Fund advisor will ordinarily oppose  director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•         The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•         The Fund advisor will ordinarily support  the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•         The Fund advisor will ordinarily support  proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose  proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

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•         The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•         The Fund advisor will oppose  excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•         The Fund advisor will evaluate director nominees on case-by-case  basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•         The Fund advisor will ordinarily support  proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•         The Fund advisor will generally support  both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

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•         The Fund advisor will ordinarily oppose  supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right.    We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•         The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•         The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•         The Fund advisor will ordinarily support  proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•         The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation.   This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

•         The Fund advisor will ordinarily oppose  proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

•         The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.   Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

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•         The Fund advisor will ordinarily oppose  proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily support  proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

•         The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

•         The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

•         The Fund advisor will ordinarily support  the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•         The Fund advisor will ordinarily support  proposals that call for the annual election of auditors by shareholders.

Audit Committee

•         The Fund advisor will ordinarily oppose  members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•         The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

•         The Fund advisor will ordinarily support  proposals that call for an annual financial audit by external and independent auditors.

•         The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of corporate governance codes and structures.

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•         The Fund advisor will ordinarily support  proposals that call for disclosure of related party transactions.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of the board nominating process.

B.            Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

•         The Fund advisor will ordinarily support  proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

CEO and Executive Compensation

•         The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

•         The Fund advisor will support  proposals seeking to establish an annual shareholder advisory vote on compensation.

•         The Fund advisor will ordinarily oppose proposals seeking shareholder ratification of the company’s executive officers’ compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation. The Fund advisor will ordinarily oppose compensation proposals if the company’s compensation program is not adequately described, if incentive compensation is awarded despite a failure to meet established performance targets, or if the company awards termination payments that are not justified by the company’s prior performance.

Compensation Committee

•         The Fund advisor may oppose  members of the compensation committee when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

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Executive & Employee Stock Option Plans

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

•         The Fund advisor will examine and ordinarily oppose  proposals for re-pricing of underwater options.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•         The Fund advisor will ordinarily support  proposals requiring that all option plans and option re-pricing are submitted for shareholder approval.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

•         The Fund advisor will ordinarily support  proposals to approve stock option plans for outside directors subject to the same constraints previously described.

•         The Fund advisor will support  proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).  The Fund advisor will oppose  any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•         The Fund advisor will ordinarily support  proposals requesting that companies expense stock options.

Pay Equity

•         The Fund advisor will support  proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

•         The Fund advisor will support  proposals requesting that management report on the ratio between CEO and employee compensation.

•         The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

•         The Fund advisor will support  proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

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Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

•         The Fund advisor will support  proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

•         The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•         The Fund advisor will oppose  the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C.            Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

•         The Fund advisor will support  proposals that consider non-financial impacts of mergers.

•         The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

•         The Fund advisor will ordinarily oppose  proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.   Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

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•         The Fund advisor will ordinarily support  proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose  proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support  such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•         The Fund advisor will ordinarily support  proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

•         The Fund advisor will review on a case-by-case  basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

•         The Fund advisor will ordinarily oppose  proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•         The Fund advisor will ordinarily support  proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•         The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose  the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

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Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

•         The Fund advisor will ordinarily oppose  the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose  increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•         The Fund advisor will support  proposals calling for shareowner approval of poison pills or shareholder rights plans.

•         The Fund advisor will ordinarily oppose  poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•         The Fund advisor will ordinarily support  anti-greenmail provisions and oppose  the payment of greenmail.

III.          CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.            Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.    As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

•         The Fund advisor will ordinarily support  proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•         The Fund advisor will ordinarily support  proposals requesting that companies conduct social and/or environmental audits of their performance.

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B.            Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•         The Fund advisor will ordinarily support  proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•         The Fund advisor will ordinarily support  proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

•         The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•         The Fund advisor will support  proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming—including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

•         The Fund advisor will support  proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•         The Fund advisor will support  proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

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Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems in areas of water scarcity.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water.

•         The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

•         The Fund advisor will ordinarily support  proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•         The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.            Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•         The Fund advisor will ordinarily support  proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•         The Fund advisor will ordinarily support  proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•         The Fund advisor will ordinarily support  proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

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•         The Fund advisor will ordinarily support  proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will ordinarily support  proposals asking companies to report on efforts to comply with federal EEO mandates.

•         The Fund advisor will support  proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

•         The Fund advisor will ordinarily support  proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will ordinarily support  proposals seeking reports on a company’s initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will oppose  proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will support  proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

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•         The Fund advisor will ordinarily support  resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.            International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact and the Voluntary Principles on Security and Human Rights. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•         The Fund advisor will ordinarily support  proposals requesting a report discussing how investment policies address or could address human rights issues.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

•         The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

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•         The Fund advisor will support  proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions.  In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

  The Fund advisor will ordinarily support  proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
  The Fund advisor will ordinarily support  proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•         The Fund advisor will ordinarily support  proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•         The Fund advisor will ordinarily support  proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.            Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

•         The Fund advisor will ordinarily support  proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

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•         The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F.            Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•         The Fund advisor will review on case-by-case  basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support  such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•         The Fund advisor will ordinarily support  proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union)posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose product ingredients.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose policies related to toxic chemicals.

•         The Fund advisor will examine and vote on a case-by-case  basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•         The Fund advisor will ordinarily support  proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•         The Fund advisor will ordinarily support  proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

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•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

•         The Fund advisor will ordinarily support  proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•         The Fund advisor will ordinarily support  resolutions asking companies not to invest in the stocks of tobacco companies.

•         The Fund advisor will ordinarily support  resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.            Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•         The Fund advisor will ordinarily support  proposals calling for reports on the type and volume of defense contracts.

H.            Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•         The Fund advisor will ordinarily support  proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

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•         The Fund advisor will support  proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to sub prime borrowers without providing adequate disclosure.  Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•         The Fund advisor will support  proposals calling on companies to address and eliminate predatory lending practices.

•         The Fund advisor will support  proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•         The Fund advisor will support  proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•         The Fund advisor will ordinarily support  resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.             Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

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•         The Fund advisor will ordinarily support  resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.             Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific sustainable and socially responsible criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

IV. CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000

Last Revised September 2011

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APPENDIX B

Municipal Obligations

Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.

                Municipal obligations are generally classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. Tax-exempt private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations both within a particular classification and among classifications.

                Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.

                Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings (source: Standard & Poors)

Long-Term Issuer Credit Ratings:

AAA - An obligor rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest issuer credit rating assigned by Standard & Poor's.

AA - An obligor rated 'AA' has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A - An obligor rated 'A' has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB - An obligor rated 'BBB' has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC, and CC:

Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligor rated 'BB' is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.
B  - An obligor rated 'B' is more vulnerable than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CCC - An obligor rated 'CCC' is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC - An obligor rated 'CC' is currently highly vulnerable.

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Plus (+) or minus (-):

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R  - An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D - An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

N.R. - An issuer designated N.R. is not rated.

Short-Term Issue Credit Ratings  (Notes)

A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
  Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1       Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2       Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-Term Issuer Credit Ratings

A-1         An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

A-2         An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3         An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B             An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C             An obligor rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R             An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD          An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations and D  (rated or unrated) when it came due. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

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Municipal Long-Term Rating Definitions (source:  Moody's Investors Service)

Aaa         Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa           Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A             Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa         Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba           Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B             Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa         Issuers or issues rated B demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca           Issuers or issues rated B demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C             Issuers or issues rated B demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Note:  Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa.  The Modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

U.S. Municipal Short-Term Debt And Demand Obligation ratings  (source:  Moody's Investors Service)

There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through

MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative Grade.  MIG ratings expire at the maturity of the obligation.

MIG 1     This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2     This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3     This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG          This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

PART C. OTHER INFORMATION

Item 28. Exhibits:

(a)	Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

(b)	By-Laws of the Trust incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

(c)	Instruments Defining Rights of Security Holders (not applicable).

(d)

Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004.
Investment Advisory Agreement Schedule A, incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004.
Addendum to Investment Advisory Agreement, filed herewith.

(e)

Underwriting (Distribution) Agreement with Schedules I, II and III, incorporated by reference to Registrant's Post-Effective Amendment No. 55, May 25, 2011, accession number 0000205355-11-000012. Amendment to Underwriting (Distribution) Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 56, April 27, 2012, accession number 0000205355-12-000004.

(f)	Deferred Compensation Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

(g)	Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 41, April 27, 2001, accession number 0000930661-01-500296

(h)(1)

Amended Master Transfer Agency and Service Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 48, April 29, 2008, accession number 0000205355-08-000004. Amendment to Master Transfer Agency and Service Agreement, filed herewith. Amendment to Master Transfer Agency and Service Agreement, filed herewith.

(h)(2)	Sub-Transfer Agency and Service Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004.

(h)(3)	Amended and Restated Servicing Agreement, filed herewith.

(h)(4)

Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004.
Administrative Services Agreement Schedule A incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004. Amendment to Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 56, April 27, 2012, accession number 0000205355-12-000004.

(i)	Opinion and Consent of Counsel, filed herewith.

(j)	Consent of Independent Auditors to use of Report, filed herewith.

(k)	Omitted Financial Statements (not applicable).

(l)	Initial Capital Agreements.

(m)(1)

Plan of Distribution for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.
Plan Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 40, April 27, 2000, accession number 0000205355-00-000004.

(m)(2)

Plan of Distribution for Class B & C, incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004.
Plan Schedule A for Class B & C, incorporated by reference to Registrant's Post-Effective Amendment No. 46, April 28, 2006, accession number 0000205355-06-000004.

(n)	Amended and Restated Rule 18f-3 Multiple-class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 56, April 27, 2012, accession number 0000205355-12-000004.

(o)	Not applicable.

(p)	Amended Code of Ethics for Calvert Funds et al., filed herewith.

(q)	Power of Attorney Forms, filed herewith.

Item 29. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 30. Indemnification

Registrant's By-Laws, Exhibit 28(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 31. Business and Other Connections of Investment Adviser

Name	Name of Company, Principal Business and Address	Capacity
Barbara Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Susan Walker Bender
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Stu Dalheim
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James McGlynn
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Matthew Duch	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Thomas Dailey
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Robert Enderson
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 32. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

Calvert Variable Series, Inc.
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.

         (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) and Offices with Underwriter	Position(s) and Offices with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Executive Vice President and Chief Financial and Administrative Officer	Treasurer
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Alison Smith	Vice President	None
Stan Young	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Marc DiFilippo	Regional Vice President	None
Jonathan Seiter	Regional Vice President	None
Robert Shull	Regional Vice President	None
Tacy Paul Roby	Regional Vice President	None
Todd Dahlstrom	Regional Vice President	None
Anthony Eames	Senior Vice President	None
Steve Himber	Senior Institutional Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Ben Ogbogu	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Neil Orlofske	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Augusto Macedo	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

          (c)      Inapplicable.

Item 33. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary
         First Variable Rate Fund for Government Income
         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814

Item 34. Management Services

         Not Applicable

Item 35. Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 29th day of April 2013.

 FIRST VARIABLE RATE FUND

By:

                      **
Barbara J. Krumsiek
President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 29th day of April 2013 by the following persons in the capacities indicated.

Signature	Title
__________**____________ Barbara J. Krumsiek	President and Trustee

__________**____________ Ronald M. Wolfsheimer	Treasurer (Principal Financial Officer)

__________**____________ Richard L. Baird, Jr.	Trustee

__________**____________ Douglas E. Feldman	Trustee

__________**_____________ John G. Guffey, Jr.	Trustee

__________**____________ M. Charito Kruvant	Trustee

__________**____________ D. Wayne Silby	Trustee

__________**____________ Anthony Williams	Trustee

**By: /s/ Lancelot A. King
                Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney, filed herewith.

First Variable Rate Fund for Government Income
Post-Effective Amendment No. 58
Registration No. 002-56809
EXHIBIT INDEX

Exhibit No.	Description

28(d)	Addendum to Investment Advisory Agreement
28(h)(1)	Amendment to Master Transfer Agency and Service Agreement
28(h)(1)	Amendment to Master Transfer Agency and Service Agreement
28(h)(3)	Amended and Restated to Servicing Agreement
28(i)	Opinion and Consent of Counsel
28(j)	Consent of Independent Auditors to use of Report
28(p)	Amended Code of Ethics for Calvert Funds et al.
28(q)	Powers of Attorney